Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, PA 19103-2921
Tel: 215.963.5000
Fax: 215.963.5001
www.morganlewis.com




December 3, 2007



VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549


Re:      The Advisors' Inner Circle Fund II (File Nos. 033-50718 and 811-07102)
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Ladies and Gentlemen:

On behalf of The Advisors' Inner Circle Fund II (the "Trust"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter certifying that the form of Prospectuses and Statements of Additional Information for the Trust's Champlain Small Company Fund, Perimeter Small Cap Growth Fund, Reaves Select Research Fund and UCM Institutional Money Market Fund that would have been filed under Rule 497(c) would not have differed from that contained in the Trust's Post-Effective Amendment No. 65, which was filed with the U.S. Securities and Exchange Commission via EDGAR accession number 0001116502-07-002196 on November 28, 2007.

Please do not hesitate to contact me at 215.963.5110 should you have any questions.

Very truly yours,

/s/ John M. Ford
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John M. Ford